Note 16 - Derivatives (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Margin Deposit Assets	$ 10,825	$ 0
Bunker Swap Agreements [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net	(800)
EUA Futures [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net	291
Forward Freight Agreements ("FFAs") [Member]
Derivative Liability, Subject to Master Netting Arrangement, before Offset of Collateral	316
Gain (Loss) on Sale of Derivatives	7,686
Margin Deposit Assets	10,825
Derivative Liability, Subject to Master Netting Arrangement, Collateral, Right to Reclaim Cash Not Offset	$ 8,654
Euro/U.S. Dollar Currency Options [Member]
Derivative, Number of Instruments Held	12
Derivative, Notional Amount	$ 14,100
Derivative, Average Forward Exchange Rate	1.175
Foreign Currency Fair Value Hedge Asset at Fair Value	$ 268